BUSINESS DESCRIPTION (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 05, 2017	Jul. 30, 2017	Feb. 24, 2017
Common Stock, Shares Authorized			100,000,000	100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Issued			14,333,334	13,333,334	13,333,334
Common Stock, Value, Issued			$ 14,333	$ 13,333
Common Stock, Shares, Outstanding		14,333,334	14,333,334	13,333,334	13,333,334
Stock Issued During Period, Shares, New Issues			79,094
Stock Issued During Period, Value, New Issues	$ 80,000
Payments for Repurchase of Initial Public Offering	906
Proceeds from Issuance Initial Public Offering	$ 79,094
Common Stock [Member]
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares, Issued		1,000,000	14,333,334
Common Stock, Value, Issued			$ 1,000,000
Shares Issued, Price Per Share		$ 0.08
Stock Issued During Period, Shares, New Issues		14,333,334	1,000
Stock Issued During Period, Value, New Issues			$ 1,000,000
Jinxuan Coking Coal Ltd [Member]
Common Stock, Shares Authorized							50,000
Common Stock, Par or Stated Value Per Share							$ 1
Common Stock, Shares, Issued							50,000
Common Stock, Value, Issued							$ 50,000